Significant Accounting Policies - Reclassifications in Other Comprehensive Income/(Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reclassifications in Other Comprehensive Income/(Loss)
Net unrealized and realized losses on derivatives	$ (5,137)	$ (3,694)	$ (12,482)
Reclassification out of accumulated other comprehensive loss
Reclassifications in Other Comprehensive Income/(Loss)
Net unrealized and realized losses on derivatives	5,137	3,694	11,918
Amortization of deferred realized losses on cash flow hedges | Reclassification out of accumulated other comprehensive loss
Reclassifications in Other Comprehensive Income/(Loss)
Net unrealized and realized losses on derivatives	3,694	$ 3,694	4,028
Accelerated amortization of deferred realized losses on cash flow hedges | Reclassification out of accumulated other comprehensive loss
Reclassifications in Other Comprehensive Income/(Loss)
Net unrealized and realized losses on derivatives	$ 1,443		7,706
Reclassification of unrealized losses to earnings | Reclassification out of accumulated other comprehensive loss
Reclassifications in Other Comprehensive Income/(Loss)
Net unrealized and realized losses on derivatives			$ 184